Annual Total Returns - Fidelity Emerging Markets Discovery Fund [BarChart] - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 01, 2011
Fidelity Emerging Markets Discovery Fund
Bar Chart Table:
Annual Return 2012	35.39%
Annual Return 2013	0.36%
Annual Return 2014	(4.20%)
Annual Return 2015	(8.99%)
Annual Return 2016	10.14%
Annual Return 2017	37.64%
Annual Return 2018	(18.88%)
Annual Return 2019	19.60%
Annual Return 2020	16.96%